UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4915

                    DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

   200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)             (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:       (312) 368-5510

Date of fiscal year end:       October 31

Date of reporting period:      January 31, 2017

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2017
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--117.0%

	ELECTRIC, GAS AND WATER--78.0%
2,649,740	Alliant Energy Corp.(a)	$99,762,711
1,800,000	Ameren Corp.(a)(b)	94,770,000
900,000	American Electric Power Company, Inc.	57,654,000
1,000,000	American Water Works Co.(a)	73,440,000
500,000	Atmos Energy Corp.(a)(b)	38,090,000
1,000,000	Black Hills Corp.	62,550,000
3,071,300	CenterPoint Energy Inc.(a)	80,498,773
2,500,000	CMS Energy Corp.(a)	106,500,000
1,000,000	DTE Energy Co.(a)	98,640,000
1,000,000	Edison International	72,880,000
1,800,000	Eversource Energy(a)(b)	99,576,000
2,500,000	Great Plains Energy Inc.(a)(b)	68,875,000
700,000	innogy SE (Germany)*	23,969,390
1,000,000	NextEra Energy, Inc.(a)(b)	123,720,000
1,900,000	NiSource Inc.	42,503,000
800,000	Northwest Natural Gas Co.	47,120,000
2,300,000	OGE Energy Corp.(a)	77,142,000
1,000,000	Pinnacle West Capital Corp.	77,630,000
986,500	PG&E Corp.	61,054,485
1,800,000	Public Service Enterprise Group Inc.(a)	79,650,000
900,000	Sempra Energy(a)	92,151,000
1,500,000	South Jersey Industries, Inc.	49,500,000
2,000,000	Southern Co.(a)(b)	98,860,000
700,000	Spire Inc.	45,500,000
1,500,000	Vectren Corp.(a)(b)	82,335,000
1,500,000	WEC Energy Group, Inc.(a)	88,575,000
1,000,000	WGL Holdings Inc.(a)(b)	81,940,000
940,000	The Williams Companies, Inc.	27,109,600
2,000,000	Xcel Energy Inc.(a)(b)	82,640,000
		2,134,635,959

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2017
(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--24.6%
560,000	Antero Midstream Partners LP	$18,771,200
447,000	DCP Midstream LP	17,374,890
614,800	Dominion Midstream Partners LP	19,550,640
434,000	Enbridge Energy Partners LP	8,406,580
1,600,000	Enbridge Inc. (Canada)(a)	68,160,000
630,532	Energy Transfer Equity LP	11,318,049
448,911	Energy Transfer Partners LP	17,125,955
800,000	EnLink Midstream Partners LP	14,344,000
1,111,000	Enterprise Products Partners LP	31,474,630
375,000	EQT GP Holdings, LP	10,331,250
176,000	EQT Midstream Partners LP	13,773,760
605,000	GasLog Partners LP (Marshall Islands)	13,854,500
357,000	Genesis Energy LP	12,948,390
1,900,526	Kinder Morgan Inc.(a)	42,457,751
295,090	Magellan Midstream Partners LP	23,616,053
647,185	MPLX LP	24,495,952
390,000	ONEOK Partners LP	16,824,600
285,419	Phillips 66 Partners LP	16,031,985
685,610	Plains All American Pipeline LP	21,521,298
645,000	Rice Midstream Partners LP	15,802,500
480,625	Shell Midstream Partners LP	15,605,894
250,000	Spectra Energy Partners, LP	11,335,000
654,000	Sunoco Logistics Partners LP	16,690,080
510,000	Tallgrass Energy GP, LP	13,754,700
435,000	Tallgrass Energy Partners LP	21,523,800
500,120	Targa Resources Corp.	28,816,914
287,229	Tesoro Logistics LP	16,624,815
1,450,000	TransCanada Corp. (Canada)(a)(b)	68,469,000
342,440	Valero Energy Partners LP	16,495,335
271,460	Westlake Chemical Partners LP	6,854,365
327,000	Western Gas Partners LP	20,071,260
500,000	Williams Partners LP	20,520,000
		674,945,146

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2017
(Unaudited)

Shares	Description	Value

	TELECOMMUNICATIONS--14.4%
1,983,000	AT&T Inc.(a)(b)	$83,603,280
1,057,800	BCE Inc. (Canada)(a)(b)	47,727,936
800,000	CenturyLink Inc.	20,688,000
800,000	Communications Sales & Leasing, Inc.	21,024,000
690,400	Crown Castle International Corp.	60,637,832
1,000,000	Orange SA (France)	15,481,031
1,414,300	Telus Corp. (Canada)	47,123,445
1,502,089	Verizon Communications Inc.(a)(b)	73,617,382
782,200	Vodafone Group Plc ADR (United Kingdom)	19,476,780
666,666	Windstream Holdings, Inc.	5,386,661
		394,766,347
	Total Common Stocks & MLP Interests (Cost $2,454,185,881)	3,204,347,452

PREFERRED STOCKS--1.6%

	UTILITY--0.1%
50,000	Exelon Corp. 6 1/2%, 6/01/17	2,478,500
		2,478,500
	NON-UTILITY--1.5%
600,000	Realty Income Corp. 6 5/8% Series F Perpetual	15,174,000
400,000	Regency Centers Corp. 6 5/8% Series 6 Perpetual	10,080,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	5,952,366
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	8,900,500
		40,106,866
	Total Preferred Stocks (Cost $41,036,811)	42,585,366

Par Value

BONDS--16.1%

	ELECTRIC, GAS AND WATER--7.9%
$22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	29,400,338
10,450,000	Atmos Energy Corp.
	8 1/2%, 3/15/19(a)(b)	11,840,383
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, 11/15/18(a)(b)	12,298,869
6,750,000	Commonwealth Edison Company
	6.95%, 7/15/18(a)	7,217,789
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, 12/01/18(a)(b)	16,781,978
9,354,000	Dominion Resources, Inc.
	6.40%, 6/15/18(a)(b)	9,917,101
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,837,500
20,000,000	Entergy Texas Inc.
	7 1/8%, 2/01/19(a)(b)	22,005,380
14,376,000	Exelon Generation Co. LLC
	6.20%, 10/01/17(a)(b)	14,814,684

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2017
(Unaudited)

Par Value	Description	Value

$10,000,000	Georgia Power Co.
	5.70%, 6/01/17	$10,149,080
10,618,000	Indiana Michigan Power Co.
	7.00%, 3/15/19(a)(b)	11,696,661
5,000,000	Metropolitan Edison Co.
	7.70%, 1/15/19(a)	5,486,915
12,000,000	National Fuel Gas Co.
	8 3/4%, 5/01/19(a)	13,340,820
3,350,000	Nevada Power Co.
	7 1/8%, 3/15/19	3,714,075
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	12,613,896
14,000,000	Progress Energy Inc.
	7.05%, 3/15/19(a)(b)	15,442,910
5,130,000	Public Service New Mexico
	7 1/2%, 8/01/18(a)	5,544,637
5,000,000	Sempra Energy
	6.15%, 6/15/18	5,301,105
		217,404,121

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--4.6%
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,335,047
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,288,095
5,000,000	Enterprise Products Operating LLC
	6 1/2%, 1/31/19	5,444,475
12,826,000	EQT Corp.
	8 1/8%, 6/01/19(a)(b)	14,436,792
8,030,000	Kinder Morgan, Inc.
	6.85%, 2/15/20	9,011,403
14,445,000	Magellan Midstream Partners, LP
	6.40%, 7/15/18(a)(b)	15,390,194
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	11,110,000
9,000,000	ONEOK Partners, LP
	8 5/8%, 3/01/19	10,127,025
12,940,000	Spectra Energy Capital, LLC
	6.20%, 4/15/18(a)(b)	13,549,823
2,615,000	Spectra Energy Capital, LLC
	6 3/4%, 7/15/18	2,766,393
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, 1/15/19(a)	10,031,050
14,380,000	Williams Partners, LP
	7 1/4%, 2/01/17	14,380,000
		124,870,297

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2017
(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS--3.2%
$10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, 2/15/30(a)(b)	$12,396,910
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	14,062,500
5,900,000	Comcast Corp.
	7.05%, 3/15/33	7,856,977
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)(b)	20,238,060
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,611,790
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	21,292,846
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,683,855
		89,142,938
	NON-UTILITY--0.4%
8,000,000	Dayton Hudson Corp.
	9 7/8%, 7/01/20(a)(b)	9,904,520
		9,904,520
	Total Bonds (Cost $436,614,120)	441,321,876

TOTAL INVESTMENTS--134.7% (Cost $2,931,836,812)		3,688,254,694
Secured borrowings--(14.5)%		(400,000,000)
Secured notes--(11.0)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(11.0)%		(300,000,000)
Other assets less other liabilities--1.8%		49,663,737
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,737,918,431

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
JANUARY 31, 2017
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

* Non-income producing

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2017:

	Level 1	Level 2
Common stocks & MLP interests	$3,204,347,452	-
Preferred stocks	42,585,366	-
Bonds	-	$441,321,876
Total	$3,246,932,818	$441,321,876

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at January 31, 2017.

Note 2. Federal Tax Cost

At October 31, 2016, the Fund's most recent fiscal tax year end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,891,122,374	$899,656,730	$(146,297,714)	$753,359,016

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sale losses, and the accretion of market discount and amortization of premiums.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 17, 2017

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	March 17, 2017